Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 39,872	$ 104,857
Less, valuation allowance	0	0
Deferred tax assets, net	$ 39,872	$ 104,857